Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory
Summary of Inventory
	September 30, 2022	December 31, 2021
Packaging supplies	$2,943,653	$2,784,846
Biological assets	1,523	1,371,749
Raw materials	465,204	2,009,754
Work in progress	1,406,179	1,969,696
Finished goods	10,727,266	14,060,936
	$15,543,825	$22,196,981

	December 31, 2021	December 31, 2020
Packaging supplies	$2,784,846	$—
Biological assets	1,371,749	—
Raw materials	2,284,344	—
Work in progress	3,445,426	—
Finished goods	17,353,286	—
	$27,239,651	$—